SHARE-BASED COMPENSATION - Share option under the option plans (Details) - Incentive compensation plan 2015 and 2020 $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥) shares
Share option activities
Outstanding at beginning of the period (in shares) | shares	6,150,084	6,150,084
Exercised (in shares) | shares	(253,208)	(253,208)
Forfeited and cancelled (in shares) | shares	(1,648,180)	(1,648,180)
Outstanding at end of the period (in shares) | shares	4,248,696	4,248,696	6,150,084	6,150,084
Vested and expect to vest (in shares) | shares						4,248,696
Options exercisable (in shares) | shares						4,248,696
Weighted average exercise price
Outstanding at beginning of the period (in dollars per share)	$ 0.76
Exercised (in dollars per share)	0.02
Forfeited and cancelled (in dollars per share)	0.8
Outstanding at end of the period (in dollars per share)	0.79		$ 0.76
Vested and expect to vest (in dollars per share)	0.79
Options exercisable (in dollars per share)	$ 0.79
Weighted average remaining contractual term (Years)
Outstanding (years)	3 years 9 months 18 days	3 years 9 months 18 days	4 years 7 months 2 days	4 years 7 months 2 days
Vested and expect to vest (years)	3 years 9 months 18 days	3 years 9 months 18 days
Options exercisable (years)	3 years 9 months 18 days	3 years 9 months 18 days
Weighted average grant date fair value
Outstanding at beginning of the period (in dollars per share)	$ 2.2
Exercised (in dollars per share)	0.1
Forfeited and cancelled (in dollars per share)	2.18
Outstanding at end of the period (in dollars per share)	2.33		$ 2.2
Vested and expect to vest (in dollars per share)	2.33
Options exercisable (in dollars per share)	$ 2.33
Aggregate Intrinsic Value
Outstanding at beginning of the period | $	$ 404
Outstanding at ending of the period | $			$ 404
Total intrinsic value of options exercised | ¥		¥ 536		¥ 51,110	¥ 203,841
Unrecognized compensation expense | ¥						¥ 0